ACCOUNT RECEIVABLE, NET - Schedule of Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance	$ 391	$ 378	$ 378	$ 51
Provision for expected credit losses	6	(8)	24	483
Write-offs	(170)	(3)	(11)	(207)
Ending Balance	$ 227	367	391	378
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Beginning balance		$ 0	$ 0	51
Ending Balance				$ 0